Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Sharebased compensation
Schedule of groups share based compensation

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Operations and support	143,588	109,962	110,822
Sales and marketing	264,572	159,830	180,967
Research and development	1,205,975	922,066	789,094
General and administrative	1,832,763	1,397,735	1,171,855
Total share-based compensation expenses	3,446,898	2,589,593	2,252,738
Investment income (loss), net*	47,421	—	—
Total share-based compensation	3,494,319	2,589,593	2,252,738
*

The Company granted share-based awards under the 2017 Plan and 2021 Plan (as defined below) to the employees of an equity investee with no increase in the relative ownership percentage of the investee and no proportionate funding by other investors. Accordingly, the Group recognized the entire cost of the share-based awards as incurred, amounting to RMB47,421, nil and nil in investment income (loss), net in the consolidated income statements for the years ended December 31, 2022, 2023 and 2024.

Schedule of activities of the share options

			Weighted
		Weighted	Average		Weighted
		Average	Remaining	Aggregate	Average
	Number of	Exercise	Contractual	Intrinsic	Grant Date
	Options	Price	Life	Value	Fair Value
		US$	In Years	US$	US$
Outstanding as of January 1, 2022	52,575,849	4.90	3.40	789,898	30.18
Granted	18,459,565	0.0001823			11.80
Exercise of share options	(2,749,909)	0.42		33,819	24.22
Forfeited/cancelled	(4,552,050)	1.00			36.86
Outstanding as of December 31, 2022	63,733,455	3.94	6.39	559,325	24.62
Granted	10,402,129	0.0001823			14.78
Modification	(1,478,068)	0.0001823			12.90
Exercise of share options	(717,256)	0.21		11,182	30.55
Forfeited/cancelled	(4,382,666)	0.07			26.03
Outstanding as of December 31, 2023	67,557,594	2.61	5.90	891,353	22.72
Granted	17,151,866	0.0001823			16.46
Exercise of share options	(1,379,548)	1.04		23,780	18.27
Forfeited/cancelled	(6,201,234)	0.00			19.15
Outstanding as of December 31, 2024	77,128,678	2.26	5.75	1,235,291	20.04
Exercisable as of December 31, 2024	48,382,736	3.61	4.09	709,821	22.18
Vested and Expected to Vest as of December 31,2024	71,523,950	2.44	5.51	1,132,833	20.36

Schedule of assumptions used in determining the fair value of options

	For the Year Ended December 31,
	2022	2023	2024
Fair value of ordinary shares (US$)	7.34-19.92	12.00-15.20	15.80-18.76
Expected volatility	35.27%-40.34%	41.36%-41.70%	50.87%-52.13%
Risk‑free interest rate (per annum)	1.52%-3.83%	3.48%-4.59%	3.73%-4.48%
Expected dividend yield	0%	0%	0%
Expected term (in years)	10	10	10

Schedule of activities of restricted shares and RSUs

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Grant Date	Contractual
	Shares	Fair Value	Life
		US$	In Years
Unvested at January 1, 2022	23,277,695	41.21	5.28
Granted	1,714,158	12.47
Vested	(7,947,817)	34.14
Forfeited/cancelled	(2,446,370)	40.84
Unvested at December 31, 2022	14,597,666	40.97	7.47
Granted	899,005	13.51
Vested	(6,079,090)	39.30
Forfeited/cancelled	(957,307)	33.70
Unvested at December 31, 2023	8,460,274	41.42	7.14
Granted	647,941	16.38
Vested	(4,918,922)	41.65
Forfeited/cancelled	(409,680)	26.99
Unvested at December 31, 2024	3,779,613	35.78	6.80
Expected to vest at December 31, 2024	3,390,665	36.58	6.72